Securities (Investments Classified by Contractual Maturity Date) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	$ 7,436
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	12,988
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	7,189
Available-for-sale Securities	87,528	90,117
Held-to-maturity Securities, Debt Maturities, within One Year, Fair Value	21,299
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Fair Value	25,488
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Fair Value	19,988
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	8,389
Held-to-maturity Securities, Fair Value	150,162	126,205
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	7,348
Available-for-sale Securities, Debt Maturities, Rolling Year Two Through Five, Amortized Cost Basis	12,606
Available-for-sale Securities, Debt Maturities, Rolling Year Six Through Ten, Amortized Cost Basis	6,698
Available-for-sale Securities, Amortized Cost Basis	85,441	88,098
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	21,262
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	25,238
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	19,745
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	8,370
Held-to-maturity Securities	146,389	124,177
Total Securities, Amortized Cost	231,830	212,275
Total Securities, Estimated Fair Value	237,690	216,322
Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Securities	27,613
Available-for-sale Securities	87,401	90,004
Held-to-maturity Securities, Debt Maturities, Fair Value	75,164
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	26,652
Available-for-sale Securities, Amortized Cost Basis	85,374	88,031
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	74,615
Mortgage-backed and asset-backed securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	59,788
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Fair Value	74,998
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis	58,722
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Net Carrying Amount	71,774
Equity securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities	127	113
Available-for-sale Securities, Amortized Cost Basis	$ 67	$ 67